Description of Business, Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
Estimated Useful Lives used in Computing Depreciation of Property, Plant and Equipment	The estimated useful lives used in computing depreciation of property, plant and equipment are as follows:

Asset	Life
Buildings	3 to 50 years
Machinery and equipment	2 to 20 years

Aggregate Cost Included in Property, Plant and Equipment and Related Accumulated Amortization

The aggregate cost included in property, plant and equipment and related accumulated amortization as of March 31, 2012 and 2011 were as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Aggregate cost	¥27,409	¥83,436	$334,256
Accumulated amortization	16,527	36,331	201,549